ACCRUED EXPENSES (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
ACCRUED EXPENSES
Operation, maintenance and telecommunication services	Rp 8,978		Rp 8,455
Salaries and benefits	4,180		3,399
General, administrative and marketing expenses	2,583		2,255
Interest and bank charges	144		156
Total	Rp 15,885	$ 1,115	Rp 14,265